UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       03-31-2006
                                              ---------------------------------

Check here if Amendment [ ];       Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Rock Point Advisors, LLC
          ----------------------------------------------------------------------
Address:  1 Lawson Lane
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          P.O. Box 700
          ----------------------------------------------------------------------
          Burlington, VT 05402
          ----------------------------------------------------------------------

Form 13F File Number:  28-11103

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     TODD A. WULFSON, CFA
          ----------------------------------------------------------------------
Title:    Principal
          ----------------------------------------------------------------------
Phone:    802-864-2266
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

TODD A. WULFSON, CFA                Burlington, VT           05-15-2006
----------------------------------  -----------------------  -----------
[Signature]                         [City, State]            [Date]

Report type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: none

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      NONE

Form 13F Information Table Entry Total: 	     98
                                        -------------------

Form 13F Information Table Value Total: $	131,436
                                        -------------------
                                            (thousands)
List of Other Included Managers: none


                          FORM 13F INFORMATIONAL TABLE

					TITLE OF		VALUE	      	INVSTMT OTHER 	VOTING
DESCRIPTION				CLASS	CUSIP        	(x$1000)SHARES	DSCRETN MNGRS 	AUTHORITY
INTERMAGNETICS GENERAL             	COM	458771102	7884	314726	SOLE		SOLE
EXXON MOBIL                        	COM	30231G102	4573	75145	SOLE		SOLE
AMERON INTERNATIONAL               	COM	30710107	4251	58047	SOLE		SOLE
CEMEX ADR                          	ADR	151290889	3753	57484	SOLE		SOLE
DEVON ENERGY                       	COM	25179M103	3691	60339	SOLE		SOLE
GENERAL ELECTRIC                   	COM	369604103	3516	101102	SOLE		SOLE
EATON VANCE SR. FLOATING RATE      	COM	27828Q105	3449	189517	SOLE		SOLE
SUNOPTA                            	COM	8676EP108	3378	392300	SOLE		SOLE
EATON VANCE FLOATING RATE INC.     	COM	278279104	3154	174430	SOLE		SOLE
AGCO                               	COM	1084102		3005	144910	SOLE		SOLE
ATS AUTOMATION TOOLING SYS.        	COM	1940105		2958	194950	SOLE		SOLE
3COM                               	COM	885535104	2724	532085	SOLE		SOLE
CHIQUITA BANANA                    	COM	170032809	2710	161590	SOLE		SOLE
ANADARKO PETROLEUM                 	COM	32511107	2664	26375	SOLE		SOLE
HEALTH CARE REIT                   	COM	42217K106	2304	60473	SOLE		SOLE
CANADIAN OIL SANDS TRUST           	COM	13642L100	2201	15320	SOLE		SOLE
DEERE                              	COM	244199105	2177	27545	SOLE		SOLE
GREEN MOUNTAIN COFFEE              	COM	393122106	2150	54125	SOLE		SOLE
SARA LEE                           	COM	803111103	2073	115930	SOLE		SOLE
UNITED UTILITIES ADR               	ADR	91311Q105	2033	83825	SOLE		SOLE
PFIZER                             	COM	717081103	2016	80917	SOLE		SOLE
ULTRALIFE BATTERIES                	COM	903899102	2014	156720	SOLE		SOLE
SYMANTEC                           	COM	871503108	1987	118035	SOLE		SOLE
LAYNE CHRISTENSEN                  	COM	521050104	1936	57750	SOLE		SOLE
NUANCE COMMUNICATIONS              	COM	67020Y100	1913	161994	SOLE		SOLE
STERIS                             	COM	859152100	1894	76725	SOLE		SOLE
PROCTER & GAMBLE                   	COM	742718109	1882	32648	SOLE		SOLE
CALAVO GROWERS                     	COM	128246105	1829	176186	SOLE		SOLE
MICROSOFT                          	COM	594918104	1796	66003	SOLE		SOLE
DOT HILL                           	COM	25848T109	1790	252175	SOLE		SOLE
PEARSON PLC                        	COM	705015105	1762	127200	SOLE		SOLE
TRIBUNE                            	COM	896047107	1742	63500	SOLE		SOLE
TEMPLETON GLOBAL INCOME            	COM	880198106	1741	202245	SOLE		SOLE
KONINKLIJKE AHOLD                  	ADR	500467303	1723	220850	SOLE		SOLE
PLUM CREEK TIMBER                  	COM	729251108	1681	45514	SOLE		SOLE
LIBERTY MEDIA                      	COM	530718105	1669	203250	SOLE		SOLE
KINROSS GOLD                       	COM	496902404	1638	149900	SOLE		SOLE
PNC FINANCIAL                      	COM	693475105	1628	24180	SOLE		SOLE
NORTHWEST PIPE                     	COM	667746101	1600	52718	SOLE		SOLE
CHEVRONTEXACO                      	COM	166764100	1596	27538	SOLE		SOLE
BLADEX                             	COM	P16994132	1546	90875	SOLE		SOLE
W. P. CAREY                        	COM	92930Y107	1454	54305	SOLE		SOLE
NUVEEN QUALITY PFD INCOME 2        	COM	67072C105	1435	105130	SOLE		SOLE
STEWART ENTERPRISES                	COM	860370105	1435	251290	SOLE		SOLE
NEWELL RUBBERMAID                  	COM	651229106	1378	54705	SOLE		SOLE
GENERAL MILLS                      	COM	370334104	1356	26760	SOLE		SOLE
BARRICK GOLD                       	COM	67901108	1263	46357	SOLE		SOLE
AES                                	COM	00130H105	1189	69703	SOLE		SOLE
BP PLC ADR                         	ADR	55622104	1179	17106	SOLE		SOLE
SFK PULP FUND                      	COM	784142101	1139	273900	SOLE		SOLE
KOREA ELECTRIC POWER               	COM	Y48406105	1028	24480	SOLE		SOLE
KADANT                             	COM	48282T104	981	43194	SOLE		SOLE
IDT                                	COM	448947101	739	67525	SOLE		SOLE
XCEL ENERGY                        	COM	98389B100	708	39029	SOLE		SOLE
ALTRIA GROUP                       	COM	02209S103	704	9929	SOLE		SOLE
NUVEEN QUALITY INCOME MUNI FD      	COM	670977107	616	41450	SOLE		SOLE
IMPERIAL OIL                       	COM	453038408	589	5480	SOLE		SOLE
ELECTRIC CITY                      	COM	284868106	588	918600	SOLE		SOLE
DOMINION RESOURCES                 	COM	25746U109	586	8485	SOLE		SOLE
HITACHI                            	ADR	433578507	581	8210	SOLE		SOLE
BRISTOL-MYERS SQUIBB               	COM	110122108	501	20359	SOLE		SOLE
NEWMONT MINING                     	COM	651639106	492	9480	SOLE		SOLE
DUPONT                             	COM	263534109	474	11228	SOLE		SOLE
DECKERS OUTDOOR                    	COM	243537107	468	11555	SOLE		SOLE
EMERSON ELECTRIC                   	COM	291011104	437	5226	SOLE		SOLE
BANK OF AMERICA                    	COM	60505104	432	9482	SOLE		SOLE
H&Q LIFE SCIENCES                  	COM	404053100	431	25176	SOLE		SOLE
AT&T                               	COM	1957505		400	14777	SOLE		SOLE
STREETRACKS GOLD TRUST             	COM	863307104	395	6800	SOLE		SOLE
QUAKER FABRIC                      	COM	747399103	372	275543	SOLE		SOLE
CISCO SYSTEMS                      	COM	17275R102	354	16334	SOLE		SOLE
WYETH                              	COM	983024100	340	7008	SOLE		SOLE
JOHNSON & JOHNSON                  	COM	478160104	327	5520	SOLE		SOLE
EASTMAN CHEMICAL                   	COM	277432100	314	6133	SOLE		SOLE
ANIKA THERAPEUTICS                 	COM	35255108	298	24370	SOLE		SOLE
DUKE ENERGY CORP HOLDING CO        	COM	264399106	292	10000	SOLE		SOLE
WHITING PETROLEUM                  	COM	966387102	285	6950	SOLE		SOLE
TRANSCANADA                        	COM	89353D107	284	9833	SOLE		SOLE
PEPSICO                            	COM	713448108	273	4720	SOLE		SOLE
WELLS FARGO                        	COM	949746101	260	4069	SOLE		SOLE
CORNING                            	COM	219350105	253	9404	SOLE		SOLE
MFS MULTI MARKET INCOME            	COM	552737108	250	41802	SOLE		SOLE
AMERICAN INTERNATIONAL GROUP       	COM	26874107	246	3729	SOLE		SOLE
MORGAN STANLEY                     	COM	617446448	226	3590	SOLE		SOLE
GLENCAIRN GOLD CORP                	COM	377903109	224	422000	SOLE		SOLE
SCHERING PLOUGH                    	COM	806605101	218	11464	SOLE		SOLE
INTERNATIONAL BUSINESS MACHINE     	COM	459200101	205	2480	SOLE		SOLE
NUVEEN MUNI VALUE FUND             	COM	670928100	196	20156	SOLE		SOLE
DOLLAR GENERAL                     	COM	256669102	183	10345	SOLE		SOLE
MANAGED MUNICIPAL PORTFOLIO        	COM	561662107	174	15907	SOLE		SOLE
DISCOVERY HOLDINGS A               	COM	25468Y107	156	10425	SOLE		SOLE
MFS GOV'T MARKETS INCOME           	COM	552939100	156	24417	SOLE		SOLE
ENESCO                             	COM	292973104	143	70200	SOLE		SOLE
M.S. EMERGING MARKETS DEBT FUN     	COM	61744H105	135	13000	SOLE		SOLE
BEMA GOLD                          	COM	08135F107	89	20000	SOLE		SOLE
NORTHGATE MINERALS                 	COM	666416102	72	30000	SOLE		SOLE
ING PRIME RATE TRUST               	COM	44977W106	70	10000	SOLE		SOLE
ART TECHNOLOGY GROUP               	COM	04289L107	32	10000	SOLE		SOLE